Fair Value Measurements - Unobservable inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options and warrants	$ 60,640	$ (3,238,911)	$ (2,581,473)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	1,842,424	5,081,335
Changes in values of liabilities related to options and warrants	60,640	(3,238,911)
Issuance of Paulson Warrants	1,213,816
Balance	$ 3,116,880	$ 1,842,424	$ 5,081,335